Note 9 - Junior Subordinated Deferrable Interest Debentures (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in and Advances to Affiliates, Balance, Principal Amount	$ 300,000
Guarantor Obligations, Maximum Exposure, Undiscounted	10,000,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust, Total	$ 13,009,000	$ 12,976,000
Subordinated Borrowing, Interest Rate	7.87%	3.37%	3.40%
Subordinated Debenture, Default, Interest Payment Deferment Quarterly Periods	20
Interest Expense, Debt, Total	$ 649,000	$ 429,000	$ 526,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.15%
Trust Preferred Securities [Member]
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust, Total	$ 10,300,000
Trust Preferred Securities [Member] | Ohio State Bancshares Inc [Member]
Subordinated Borrowing, Interest Rate	7.17%	2.97%
Business Combination, Consideration Transferred, Liabilities Incurred	$ 3,093,000
Business Combination, Consideration Transferred, Liabilities Incurred, Carrying Value	$ 2,709,000	$ 2,676,000
Trust Preferred Securities [Member] | London Interbank Offered Rate (LIBOR) [Member] | Ohio State Bancshares Inc [Member]
Debt Instrument, Basis Spread on Variable Rate	2.85%
Guaranteed Trust Preferred Securities [Member] | Ohio State Bancshares Inc [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 3,000,000
Trusted Preferred Securities Secured by an Investment [Member] | Ohio State Bancshares Inc [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 93,000